Summarized Information of Affiliated Companies from Balance Sheets and Statements of Operations (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Affiliated companies' summarized information from balance sheets
Current assets	$ 388,800	¥ 32,041,000	¥ 31,148,000
Noncurrent assets	320,010	26,372,000	28,646,000
Total	708,810	58,413,000	59,794,000
Current liabilities	92,331	7,609,000	7,569,000
Long-term liabilities	74,214	6,116,000	6,373,000
Equity	542,265	44,688,000	45,852,000
Total	708,810	58,413,000	59,794,000
Affiliated companies' summarized information from statements of operations
Net sales	627,230	51,690,000	50,833,000	49,130,000
Gross profit	336,913	27,765,000	27,196,000	25,948,000
Income before income taxes	57,675	4,753,000	3,947,000	3,730,000
Net income	$ 40,068	¥ 3,302,000	¥ 3,039,000	¥ 2,777,000